GOODWILL (Details Narrative) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Goodwill		$ 6,650,621
Titan Trucking LLC [Member]
Goodwill	$ 0	22,319,908	0
Impairment expense		$ 15,669,287
Recoup Technologies Inc [Member]
Goodwill	$ 0		$ 0